Cover	Sep. 27, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2024
Securities Act File Number	001-14129
Entity Registrant Name	STAR GROUP, L.P.
Entity Central Index Key	0001002590
Entity Tax Identification Number	06-1437793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West Broad Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	328-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Units
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	SGU
Security Exchange Name	NYSE
Common Unit Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Common Unit Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE